Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated February 1, 2008, as supplemented on July 18, 2008 and April 1, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table
Fiscal Year Ended September 30, 2007

Independent Trustee
Fund	Judith M. Johnson
Aggressive Allocation Fund	$0
Asset Allocation Fund	$0
Conservative Allocation Fund	$0
Growth Balanced Fund	$0
Moderate Balanced Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20072

Independent Trustee
Fund	Judith M. Johnson
Aggressive Allocation Fund	$0
Asset Allocation Fund	$0
Conservative Allocation Fund	$0
Growth Balanced Fund	$0
Moderate Balanced Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM - SERIES G

Supplement dated August 1, 2008, to the Statement of Additional Information dated April 15, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended December 31, 2007

Independent Trustee
Fund	Judith M. Johnson
Corebuilder Sharessm - Series G	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20072

Independent Trustee
Fund	Judith M. Johnson
Corebuilder Sharessm Series G	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM - SERIES M

Supplement dated August 1, 2008, to the Statement of Additional Information dated April 15, 2008, as previously supplemented on May 9, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended December 31, 2007

Independent Trustee
Fund	Judith M. Johnson
Corebuilder Sharessm - Series M	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Corebuilder Sharessm Series M	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated July 1, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended February 29, 2008

Independent Trustee
Fund	Judith M. Johnson
Dow Jones Target Today Fund	$0
Dow Jones Target 2010 Fund	$0
Dow Jones Target 2015 Fund	$0
Dow Jones Target 2020 Fund	$0
Dow Jones Target 2025 Fund	$0
Dow Jones Target 2030 Fund	$0
Dow Jones Target 2035 Fund	$0
Dow Jones Target 2040 Fund	$0
Dow Jones Target 2045 Fund	$0
Dow Jones Target 2050 Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Dow Jones Target Today Fund	$0
Dow Jones Target 2010 Fund	$0
Dow Jones Target 2015 Fund	$0
Dow Jones Target 2020 Fund	$0
Dow Jones Target 2025 Fund	$0
Dow Jones Target 2030 Fund	$0
Dow Jones Target 2035 Fund	$0
Dow Jones Target 2040 Fund	$0
Dow Jones Target 2045 Fund	$0
Dow Jones Target 2050 Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended September 30, 2007

Independent Trustee
Fund	Judith M. Johnson
C&B Large Cap Value Fund	$0
Diversified Equity Fund	$0
Diversified Small Cap Fund	$0
Emerging Growth Fund	$0
Equity Income Fund	$0
Equity Value Fund	$0
Growth Equity Fund	$0
Index Fund	$0
Large Cap Appreciation Fund	$0
Large Company Growth Fund	$0
Small Company Growth Fund	$0
Small Company Value Fund	$0
Strategic Small Cap Value Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
C&B Large Cap Value Fund	$0
Diversified Equity Fund	$0
Diversified Small Cap Fund	$0
Emerging Growth Fund	$0
Equity Income Fund	$0
Equity Value Fund	$0
Growth Equity Fund	$0
Index Fund	$0
Large Cap Appreciation Fund	$0
Large Company Growth Fund	$0
Small Company Growth Fund	$0
Small Company Value Fund	$0
Strategic Small Cap Value Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008, as supplemented on July 18, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended May 31, 2007

Independent Trustee
Fund	Judith M. Johnson
Diversified Bond Fund	$0
Government Securities Fund	$0
High Income Fund	$0
Income Plus Fund	$0
Inflation-Protected Bond Fund	$0
Short Duration Government Bond Fund	$0
Short-Term Bond Fund	$0
Short-Term High Yield Bond Fund	$0
Stable Income Fund	$0
Strategic Income Fund	$0
Total Return Bond Fund	$0
Ultra Short-Term Income Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Diversified Bond Fund	$0
Government Securities Fund	$0
High Income Fund	$0
Income Plus Fund	$0
Inflation-Protected Bond Fund	$0
Short Duration Government Bond Fund	$0
Short-Term Bond Fund	$0
Short-Term High Yield Bond Fund	$0
Stable Income Fund	$0
Strategic Income Fund	$0
Total Return Bond Fund	$0
Ultra Short-Term Income Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated April 1, 2008, as supplemented on July 18, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended September 30, 2007

Independent Trustee
Fund	Judith M. Johnson
Asia Pacific Fund	$0
Emerging Markets Equity Fund	$0
International Core Fund	$0
International Equity Fund	$0
International Value Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Asia Pacific Fund	$0
Emerging Markets Equity Fund	$0
International Core Fund	$0
International Equity Fund	$0
International Value Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008, as supplemented on July 18, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended July 31, 2007

Independent Trustee
Fund	Judith M. Johnson
Capital Growth Fund	$0
Large Company Value Fund	$0
Endeavor Select Fund	$0
Growth Fund	$0
Large Cap Growth Fund	$0
Large Company Core Fund	$0
U.S. Value Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Capital Growth Fund	$0
Large Company Value Fund	$0
Endeavor Select Fund	$0
Growth Fund	$0
Large Cap Growth Fund	$0
Large Company Core Fund	$0
U.S. Value Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated July 1, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended February 29, 2008

Independent Trustee
Fund	Judith M. Johnson
California Tax-Free Money Market Fund	$0
California Tax-Free Money Market Trust	$0
Cash Investment Money Market Fund	$0
Government Money Market Fund	$0
Heritage Money Market Fund	$0
Minnesota Money Market Fund	$0
Money Market Fund	$0
Money Market Trust	$0
Municipal Money Market Fund	$0
National Tax-Free Money Market Fund	$0
National Tax-Free Money Market Trust	$0
Overland Express Sweep Fund	$0
Prime Investment Money Market Fund	$0
Treasury Plus Money Market Fund	$0
100% Treasury Money Market Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
California Tax-Free Money Market Fund	$0
California Tax-Free Money Market Trust	$0
Cash Investment Money Market Fund	$0
Government Money Market Fund	$0
Heritage Money Market Fund	$0
Minnesota Money Market Fund	$0
Money Market Fund	$0
Money Market Trust	$0
Municipal Money Market Fund	$0
National Tax-Free Money Market Fund	$0
National Tax-Free Money Market Trust	$0
Overland Express Sweep Fund	$0
Prime Investment Money Market Fund	$0
Treasury Plus Money Market Fund	$0
100% Treasury Money Market Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008, as supplemented on July 18, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended June 30, 2007

Independent Trustee
Fund	Judith M. Johnson
California Limited-Term Tax-Free Fund	$0
California Tax-Free Fund	$0
Colorado Tax-Free Fund	$0
Intermediate Tax-Free Fund	$0
Minnesota Tax-Free Fund	$0
Municipal Bond Fund	$0
Short-Term Municipal Bond Fund	$0
Ultra Short-Term Municipal Income Fund	$0
Wisconsin Tax-Free Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
California Limited-Term Tax-Free Fund	$0
California Tax-Free Fund	$0
Colorado Tax-Free Fund	$0
Intermediate Tax-Free Fund	$0
Minnesota Tax-Free Fund	$0
Municipal Bond Fund	$0
Short-Term Municipal Bond Fund	$0
Ultra Short-Term Municipal Income Fund	$0
Wisconsin Tax-Free Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended October 31, 2007

Independent Trustee
Fund	Judith M. Johnson
C&B Mid Cap Value Fund	$0
Common Stock Fund	$0
Discovery Fund	$0
Enterprise Fund	$0
Mid Cap Disciplined Fund	$0
Mid Cap Growth Fund	$0
Opportunity Fund	$0
Small Cap Disciplined Fund	$0
Small Cap Growth Fund	$0
Small Cap Opportunities Fund	$0
Small Cap Value Fund	$0
Small/Mid Cap Value Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
C&B Mid Cap Value Fund	$0
Common Stock Fund	$0
Discovery Fund	$0
Enterprise Fund	$0
Mid Cap Disciplined Fund	$0
Mid Cap Growth Fund	$0
Opportunity Fund	$0
Small Cap Disciplined Fund	$0
Small Cap Growth Fund	$0
Small Cap Opportunities Fund	$0
Small Cap Value Fund	$0
Small/Mid Cap Value Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated June 20, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended October 31, 2007

Independent Trustee
Fund	Judith M. Johnson
Specialized Financial Services Fund	$0
Specialized Technology Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20082

Independent Trustee
Fund	Judith M. Johnson
Specialized Financial Services Fund	$0
Specialized Technology Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated August 1, 2008, to the Statement of Additional Information dated October 1, 2008, as supplemented April 1, 2008.

This supplement contains important information regarding the above-referenced Portfolios (the “Portfolios”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Portfolios should contain the following information regarding Ms. Johnson as an Independent Trustee to the Portfolios effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended May 31, 2007

Independent Trustee
Portfolio	Judith M. Johnson
Conservative Allocation Portfolio	$0
Equity Portfolio	$0
Growth Allocation Portfolio	$0
Growth Balanced Portfolio	$0
Moderate Balanced Portfolio	$0
Tactical Equity Portfolio	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Portfolios’ most recent fiscal year end.

Beneficial Equity Ownership in the Portfolios and Fund Complex

As of December 31, 20082

Independent Trustee
Portfolio	Judith M. Johnson
Conservative Allocation Portfolio	$0
Equity Portfolio	$0
Growth Allocation Portfolio	$0
Growth Balanced Portfolio	$0
Moderate Balanced Portfolio	$0
Tactical Equity Portfolio	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.